UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Address of principal executive offices)

Wallace R. Weitz & Company

The Weitz Funds

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
Schedule of Investments in Securities
June 30, 2007
(Unaudited)

	Shares	Value

COMMON STOCKS — 88.7%

Mortgage Services — 17.7%

Originating and Investing — 12.3%
Countrywide Financial Corp.	5,750,000	$209,012,500
Redwood Trust, Inc.†	2,455,000	118,772,900
Newcastle Investment Corp.	1,225,000	30,710,750
CBRE Realty Finance, Inc.#	1,350,000	16,051,500
Opteum, Inc.	700,000	1,904,000

		376,451,650
Government Agency — 5.4%
Fannie Mae	2,000,000	130,660,000
Freddie Mac	588,700	35,734,090

		166,394,090

		542,845,740
Media Content and Distribution — 16.0%

Newspaper, Television, Radio and Programming — 9.4%
Liberty Media Corp. - Capital - Series A*	1,285,000	151,218,800
The Washington Post Co. - CL B	160,000	124,174,400
Cumulus Media, Inc. - CL A*	1,500,000	14,025,000

		289,418,200
Cable Television — 6.6%
Liberty Global, Inc. - Series C*	3,000,000	117,900,000
Comcast Corp. - CL A*	3,050,000	85,766,000
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—

		203,666,000

		493,084,200
Financial Services — 15.3%

Insurance — 11.6%
Berkshire Hathaway, Inc. - CL B*	63,000	227,115,000
American International Group, Inc.	1,850,000	129,555,500

		356,670,500
Consumer Finance — 2.5%
American Express Co.	1,250,000	76,475,000

Banking — 1.2%
Wells Fargo & Co.	1,000,000	35,170,000

		468,315,500

VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Consumer Products and Services — 14.0%

Retailing — 11.5%
Wal-Mart Stores, Inc.	2,760,000	$132,783,600
Liberty Media Corp. - Interactive - Series A*	5,600,000	125,048,000
IAC/InterActiveCorp*	1,450,000	50,184,500
Lowe’s Companies, Inc.	1,500,000	46,035,000

		354,051,100
Education — 2.5%
Apollo Group, Inc. - CL A*	1,300,000	75,959,000

		430,010,100

Healthcare — 11.0%

Managed Care — 8.1%
UnitedHealth Group, Inc.	3,300,000	168,762,000
WellPoint, Inc.*	1,013,000	80,867,790

		249,629,790
Suppliers and Distributors — 2.9%
Omnicare, Inc.	2,477,100	89,324,226

		338,954,016

Diversified Industries — 4.5%

Tyco International Ltd.	4,100,000	138,539,000

Telecommunications — 3.6%

Telephone and Data Systems, Inc. - Special	1,647,700	94,825,135
Telephone and Data Systems, Inc.	250,000	15,642,500

		110,467,635

Technology — 3.0%

Dell, Inc.*	3,240,000	92,502,000

VALUE FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Building and Construction Products — 2.2%

USG Corp.*	1,400,000	$68,656,000

Transportation — 1.1%

United Parcel Service, Inc.	450,000	32,850,000

Gaming, Lodging and Leisure — 0.3%

Six Flags, Inc.*	1,574,500	9,588,705

Total Common Stocks (Cost $1,985,053,928)		2,725,812,896

SHORT-TERM SECURITIES — 11.1%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)	45,415,165	45,415,165
Milestone Treasury Obligations Portfolio 4.9%(a)	46,591,927	46,591,927
Federal Home Loan Bank Discount Notes, 5.3%, 7/05/07 to 9/26/07(b)	$152,000,000	150,958,647
U.S. Treasury Bills, 4.8%, 9/27/07 to 10/04/07(b)	100,000,000	98,826,000

Total Short-Term Securities (Cost $341,742,978)		341,791,739

Total Investments in Securities (Cost $2,326,796,906)		3,067,604,635
Other Assets Less Other Liabilities — 0.2%		6,349,647

Net Assets — 100%		$3,073,954,282

Net Asset Value Per Share		$39.77

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

PARTNERS VALUE FUND
Schedule of Investments in Securities
June 30, 2007
(Unaudited)

	Shares	Value

COMMON STOCKS — 90.3%

Consumer Products and Services — 18.6%

Retailing — 13.7%
Wal-Mart Stores, Inc.	1,800,000	$86,598,000
Liberty Media Corp. - Interactive - Series A*	3,650,000	81,504,500
Lowe’s Companies, Inc.	1,350,000	41,431,500
Cabela’s, Inc. - CL A*	1,775,100	39,282,963
IAC/InterActiveCorp*	921,000	31,875,810

		280,692,773
Consumer Goods — 2.5%
Mohawk Industries, Inc.*	500,000	50,395,000

Education — 2.4%
Apollo Group, Inc. - CL A*	850,000	49,665,500

		380,753,273

Media Content and Distribution — 15.4%

Newspaper, Television, Radio and Programming — 8.9%
Liberty Media Corp. - Capital - Series A*	815,000	95,909,200
The Washington Post Co. - CL B	105,540	81,908,538
Daily Journal Corp.* †	116,000	4,602,880

		182,420,618
Cable Television — 6.5%
Liberty Global, Inc. - Series C*	2,200,000	86,460,000
Comcast Corp. - CL A*	1,650,000	46,398,000
Adelphia Recovery Trust, Series ACC-7* #	2,310,000	—

		132,858,000

		315,278,618
Financial Services — 14.3%

Insurance — 11.9%
Berkshire Hathaway, Inc. - CL B*	31,900	114,999,500
Berkshire Hathaway, Inc. - CL A*	300	32,842,500
American International Group, Inc.	1,350,000	94,540,500

		242,382,500
Consumer Finance — 2.4%
American Express Co.	800,000	48,944,000

		291,326,500

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage Services — 14.2%

Originating and Investing — 9.4%
Countrywide Financial Corp.	3,725,000	$135,403,750
Redwood Trust, Inc.	1,180,000	57,088,400

		192,492,150
Government Agency — 4.8%
Fannie Mae	1,327,000	86,692,910
Freddie Mac	192,300	11,672,610

		98,365,520

		290,857,670
Healthcare — 11.0%

Managed Care — 8.1%
UnitedHealth Group, Inc.	2,215,000	113,275,100
WellPoint, Inc.*	647,000	51,650,010

		164,925,110
Suppliers and Distributors — 2.9%
Omnicare, Inc.	1,639,000	59,102,340

		224,027,450

Diversified Industries — 5.2%

Tyco International Ltd.	3,140,000	106,100,600

Telecommunications — 4.1%

Telephone and Data Systems, Inc. - Special	1,473,300	84,788,415

Technology — 2.9%

Dell, Inc.*	2,070,000	59,098,500

Building and Construction Products — 2.6%

USG Corp.*	1,100,000	53,944,000

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Principal
	amount
	or shares	Value

Transportation — 1.1%

United Parcel Service, Inc.	300,000	$21,900,000

Commercial Services — 0.7%

Coinstar, Inc.*	432,900	13,627,692

Gaming, Lodging and Leisure — 0.2%

Six Flags, Inc.*	564,600	3,438,414

Total Common Stocks (Cost $1,332,026,730)		1,845,141,132

SHORT-TERM SECURITIES — 10.0%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)	29,128,304	29,128,304
Milestone Treasury Obligations Portfolio 4.9%(a)	46,679,311	46,679,311
Federal Home Loan Bank Discount Notes, 5.3%, 7/05/07 to 8/31/07(b)	$95,000,000	94,558,065
U.S. Treasury Bill 4.8% 10/04/07(b)	35,000,000	34,573,210

Total Short-Term Securities (Cost $204,913,292)		204,938,890

Total Investments in Securities (Cost $1,536,940,022)		2,050,080,022
Other Liabilities in Excess of Other Assets — (0.3%)		(6,084,198)

Net Assets — 100%		$2,043,995,824

Net Asset Value Per Share		$24.58

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

HICKORY FUND
Schedule of Investments in Securities June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS — 92.5%

Mortgage Services — 19.3%

Originating and Investing — 16.3%
Countrywide Financial Corp.	700,000	$25,445,000
Redwood Trust, Inc.	520,400	25,176,952
CBRE Realty Finance, Inc.#	450,000	5,350,500
CBRE Realty Finance, Inc.	255,400	3,036,706
Newcastle Investment Corp.	195,700	4,906,199

		63,915,357
Government Agency — 3.0%
Fannie Mae	180,000	11,759,400

		75,674,757

Consumer Products and Services — 17.1%

Retailing— 9.0%
Liberty Media Corp. - Interactive - Series A*	650,000	14,514,500
Cabela’s, Inc. - CL A*	550,000	12,171,500
Wal-Mart Stores, Inc.	150,000	7,216,500
IAC/InterActiveCorp* (b)	40,200	1,391,322

		35,293,822
Education — 5.0%
Apollo Group, Inc. - CL A*	200,000	11,686,000
Corinthian Colleges, Inc.*	475,600	7,747,524

		19,433,524
Consumer Goods — 3.1%
Mohawk Industries, Inc.*	120,000	12,094,800

		66,822,146

Financial Services — 14.2%

Insurance — 9.8%
Berkshire Hathaway, Inc. - CL A*	210	22,989,750
American International Group, Inc.	220,000	15,406,600

		38,396,350
Brokers — 2.6%
TD Ameritrade Holding Corp.*	500,000	10,000,000

Consumer Finance — 1.8%
American Express Co.	70,000	4,282,600
SLM Corp.(b)	51,300	2,953,854

		7,236,454

		55,632,804

HICKORY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Media Content and Distribution — 13.2%

Newspaper, Television, Radio and Programming — 7.7%
Liberty Media Corp. - Capital - Series A*	145,000	$17,063,600
Cumulus Media, Inc. - CL A*	1,387,000	12,968,450

		30,032,050
Cable Television — 5.5%
Liberty Global, Inc. - Series C*	461,852	18,150,783
Comcast Corp. - CL A Special*	125,000	3,495,000

		21,645,783

		51,677,833
Healthcare — 10.4%

Managed Care — 6.5%
UnitedHealth Group, Inc.	380,000	19,433,200
WellPoint, Inc.*	75,000	5,987,250

		25,420,450
Suppliers and Distributors — 3.9%
Omnicare, Inc.	425,000	15,325,500

		40,745,950

Diversified Industries — 4.8%

Tyco International Ltd.	550,000	18,584,500

Commercial Services — 4.0%

Coinstar, Inc.*	440,000	13,851,200
Convera Corp.*	370,000	1,613,200

		15,464,400

Telecommunications — 3.3%

Telephone and Data Systems, Inc. - Special	160,000	9,208,000
LICT Corp.* #	1,005	3,492,375

		12,700,375

Building and Construction Products — 2.3%

USG Corp.*	187,000	9,170,480

HICKORY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Gaming, Lodging and Leisure — 2.1%

Six Flags, Inc.*	1,350,000	$8,221,500

Technology — 1.8%

Dell, Inc.*	250,000	7,137,500

Total Common Stocks (Cost $297,288,440)		361,832,245

SHORT-TERM SECURITIES — 7.5%

Wells Fargo Advantage Government Money Market Fund 5.3%(a) (Cost $29,543,650)	29,543,650	29,543,650

Total Investments in Securities (Cost $326,832,090)		391,375,895
Options Written — (0.2%)		(655,805)
Other Assets Less Other Liabilities — 0.2%		588,235

Net Assets — 100%		$391,308,325

Net Asset Value Per Share		$41.63

		Shares
	Expiration date/	subject
	Strike price	to option	Value

OPTIONS WRITTEN*

Covered Call Options

IAC/InterActiveCorp	July 2007 / $40	40,000	$(3,000)
SLM Corp.	July 2007 / $45	51,300	(651,510)

			(654,510)

Put Options

SLM Corp.	July 2007 / $40	51,800	(1,295)

Total Options Written (premiums received $303,358)			$(655,805)

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

(b)	Fully or partially pledged as collateral on outstanding written options.

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS — 103.5%

Consumer Products and Services — 20.7%

Retailing — 13.6%
Cabela’s, Inc. - CL A* (b)	600,000	$13,278,000
Liberty Media Corp. - Interactive - Series A* (b)	560,000	12,504,800
Wal-Mart Stores, Inc.(b)	240,000	11,546,400
Lowe’s Companies, Inc.	200,000	6,138,000
IAC/InterActiveCorp* (b)	55,000	1,903,550

		45,370,750
Education — 4.1%
Apollo Group, Inc. - CL A*	150,000	8,764,500
Corinthian Colleges, Inc.* (b)	310,600	5,059,674

		13,824,174
Consumer Goods — 3.0%
Mohawk Industries, Inc.*	100,000	10,079,000

		69,273,924

Mortgage Services — 18.5%

Originating and Investing — 14.4%
Countrywide Financial Corp.(b)	600,000	21,810,000
Redwood Trust, Inc.(b)	450,000	21,771,000
Newcastle Investment Corp.	176,000	4,412,320

		47,993,320
Government Agency — 4.1%
Fannie Mae	209,000	13,653,970

		61,647,290

Financial Services — 18.0%

Insurance — 11.5%
Berkshire Hathaway, Inc. - CL A* (b)	130	14,231,750
Berkshire Hathaway, Inc. - CL B* (b)	3,000	10,815,000
American International Group, Inc.	190,000	13,305,700

		38,352,450
Brokers — 2.4%
TD Ameritrade Holding Corp.*	400,000	8,000,000

Banking — 2.1%
Wells Fargo & Co.	200,000	7,034,000

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Consumer Finance — 2.0%
American Express Co.	60,000	$3,670,800
SLM Corp.(b)	51,900	2,988,402

		6,659,202

		60,045,652
Media Content and Distribution — 15.2%

Newspaper, Television, Radio and Programming — 8.2%
Cumulus Media, Inc. - CL A*	1,187,000	11,098,450
Liberty Media Corp. - Capital - Series A* (b)	92,000	10,826,560
The Washington Post Co. - CL B(b)	7,000	5,432,630

		27,357,640
Cable Television — 7.0%
Liberty Global, Inc. - Series C* (b)	419,865	16,500,695
Comcast Corp. - CL A*	245,000	6,889,400

		23,390,095

		50,747,735
Healthcare — 10.8%

Managed Care — 6.5%
UnitedHealth Group, Inc.	330,000	16,876,200
WellPoint, Inc.*	60,000	4,789,800

		21,666,000
Suppliers and Distributors — 4.3%
Omnicare, Inc.	400,000	14,424,000

		36,090,000

Diversified Industries — 5.0%

Tyco International Ltd.	490,000	16,557,100

Commercial Services — 4.9%

Coinstar, Inc.*	370,000	11,647,600
Intelligent Systems Corp.* # †	883,999	3,314,996
Convera Corp.*	300,000	1,308,000
Continental Resources#	700	280,000

		16,550,596

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Telecommunications — 3.1%

Telephone and Data Systems, Inc. - Special(b)	180,000	$10,359,000

Technology — 2.6%

Dell, Inc.*	300,000	8,565,000

Building and Construction Products — 2.4%

USG Corp.*	162,000	7,944,480

Gaming, Lodging and Leisure — 2.3%

Six Flags, Inc.*	1,250,000	7,612,500

Total Common Stocks (Cost $269,617,830)		345,393,277

SHORT-TERM SECURITIES — 0.0%
Wells Fargo Advantage Government Money Market Fund 5.3%(a) (Cost $103,139)	103,139	103,139

Total Investments in Securities (Cost $269,720,969)		345,496,416
Due From Broker(b) — 14.4%		47,880,041
Securities Sold Short — (17.7%)		(59,032,100)
Options Written — (0.2%)		(664,178)
Other Liabilities in Excess of Other Assets — (0.0%)		(21,268)

Net Assets — 100%		$333,658,911

Net Asset Value Per Share		$11.58

SECURITIES SOLD SHORT

Ishares Dow Jones U.S. Real Estate	50,000	$(3,854,500)
Ishares Russell 2000	420,000	(34,788,600)
Ishares Russell 2000 Value	30,000	(2,464,500)
Midcap SPDR Trust Series 1	110,000	(17,924,500)

Total Securities Sold Short (proceeds $52,366,521)		$(59,032,100)

PARTNERS III OPPORTUNITY FUND
Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

IAC/InterActiveCorp	July 2007 / $40	50,000	$(3,750)
SLM Corp.	July 2007 / $45	51,900	(659,130)

			(662,880)

Put Options

SLM Corp.	July 2007 / $40	51,900	(1,298)

Total Options Written (premiums received $331,055)			$(664,178)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

BALANCED FUND
Schedule of Investments in Securities June 30, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS — 54.0%

Consumer Products and Services — 12.6%

Retailing — 7.3%
Wal-Mart Stores, Inc.	41,000	$1,972,510
Liberty Media Corp. - Interactive - Series A*	75,000	1,674,750
Cabela’s, Inc. - CL A*	65,000	1,438,450
Lowe’s Companies, Inc.	33,000	1,012,770
IAC/InterActiveCorp*	25,000	865,250

		6,963,730
Education — 2.8%
Apollo Group, Inc - CL A*	29,000	1,694,470
Corinthian Colleges, Inc.*	60,000	977,400

		2,671,870
Consumer Goods — 2.5%
Mohawk Industries, Inc.*	18,000	1,814,220
Diageo PLC - Sponsored ADR	7,500	624,825

		2,439,045

		12,074,645
Financial Services — 9.9%

Insurance — 4.6%
Berkshire Hathaway, Inc. - CL B*	700	2,523,500
American International Group, Inc.	28,000	1,960,840

		4,484,340
Brokers — 1.9%
TD Ameritrade Holding Corp.*	90,000	1,800,000

Banking — 1.8%
Wells Fargo & Co.	27,000	949,590
Citigroup, Inc.	15,000	769,350

		1,718,940
Consumer Finance — 1.6%
American Express Co.	25,000	1,529,500

		9,532,780

BALANCED FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage Services — 8.7%

Originating and Investing — 6.8%
Countrywide Financial Corp.	75,000	$2,726,250
Redwood Trust, Inc.	38,500	1,862,630
CBRE Realty Finance, Inc.	110,000	1,307,900
Newcastle Investment Corp.	24,000	601,680

		6,498,460
Government Agency — 1.9%
Fannie Mae	15,500	1,012,615
Freddie Mac	13,000	789,100

		1,801,715

		8,300,175
Healthcare — 7.7%

Managed Care — 4.1%
UnitedHealth Group, Inc.	45,000	2,301,300
WellPoint, Inc.*	20,500	1,636,515

		3,937,815
Suppliers and Distributors — 1.9%
Omnicare, Inc.	50,000	1,803,000

Providers — 1.7%
Pediatrix Medical Group, Inc.*	15,000	827,250
Laboratory Corporation of America Holdings*	10,500	821,730

		1,648,980

		7,389,795
Media Content and Distribution — 6.4%

Newspaper, Television, Radio and Programming — 3.5%
Liberty Media Corp. - Capital - Series A*	13,000	1,529,840
Cumulus Media, Inc. - CL A*	100,000	935,000
The Washington Post Co. - CL B	1,200	931,308

		3,396,148
Cable Television — 2.9%
Liberty Global, Inc. - Series C*	46,987	1,846,589
Comcast Corp. - CL A*	32,625	917,415

		2,764,004

		6,160,152
Commercial Services — 2.0%

Coinstar, Inc.*	60,000	1,888,800

Diversified Industries — 1.9%

Tyco International Ltd.	53,000	1,790,870

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Building and Construction Products — 1.5%

USG Corp.*	30,000	$1,471,200

Telecommunications — 1.2%

Telephone and Data Systems, Inc. - Special	20,000	1,151,000

Technology — 1.1%

Dell, Inc.*	37,000	1,056,350

Transportation — 1.0%

United Parcel Service, Inc.	13,500	985,500

Total Common Stocks (Cost $43,519,960)		51,801,267

CONVERTIBLE PREFERRED STOCKS — 0.7%

Six Flags, Inc. 7.25% 8/15/09 (Cost $698,995)	30,000	718,500

CORPORATE BONDS — 1.9%

Wells Fargo & Co. 4.125% 3/10/08	$600,000	594,332
The Washington Post Co. 5.5% 2/15/09	755,000	756,484
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	289,497
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	212,152

Total Corporate Bonds (Cost $1,899,751)		1,852,465

MORTGAGE-BACKED SECURITIES — 9.5%(c)

Chase Mortgage Finance Corporation — 0.4%

Chase MTG 2004-S1 CL A6 — 4.5% 2019 (4.4 years)	399,424	381,943

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Home Loan Mortgage Corporation — 5.5%

3028 CL MB — 5.0% 2026 (1.7 years)	$652,754	$647,662
2665 CL WY — 4.5% 2027 (2.3 years)	750,000	733,233
2548 CL HB — 4.5% 2010 (2.4 years)	750,000	734,688
2831 CL AB — 5.0% 2018 (3.2 years)	409,864	403,440
2926 CL AB — 5.0% 2019 (3.4 years)	939,001	922,516
11773 — 5.0% 2020 (4.7 years)	963,269	932,943
3209 CL TU — 5.0% 2017 (5.5 years)	941,846	913,548

		5,288,030

Federal National Mortgage Association — 3.6%

2003-87 CL JA — 4.25% 2033 (0.8 years)	83,838	82,898
2003-87 CL TG — 4.5% 2014 (2.3 years)	460,000	451,989
2003-113 CL PC — 4.0% 2015 (2.3 years)	1,000,000	971,640
2006-78 CL AV — 6.5% 2017 (4.8 years)	704,058	721,811
357985 — 4.5% 2020 (5.0 years)	1,247,212	1,184,409

		3,412,747

Total Mortgage-Backed Securities (Cost $9,114,628)		9,082,720

TAXABLE MUNICIPAL BONDS — 0.3%

University of California 4.85% 5/15/13 (Cost $297,728)	300,000	288,870

U.S. TREASURY AND GOVERNMENT AGENCY — 16.0%

U.S. Treasury — 10.4%

U.S. Treasury Note 3.0% 11/15/07	300,000	297,985
U.S. Treasury Note 3.375% 2/15/08	1,250,000	1,237,794
U.S. Treasury Note 3.75% 5/15/08	1,250,000	1,236,720
U.S. Treasury Note 3.125% 10/15/08	300,000	293,274
U.S. Treasury Note 3.0% 2/15/09	400,000	388,125
U.S. Treasury Note 2.625% 3/15/09	1,500,000	1,444,570
U.S. Treasury Note 3.625% 7/15/09	500,000	487,891
U.S. Treasury Note 6.5% 2/15/10	400,000	415,594
U.S. Treasury Note 4.0% 3/15/10	1,750,000	1,711,582
U.S. Treasury Note 5.0% 2/15/11	400,000	401,938
U.S. Treasury Note 5.0% 8/15/11	500,000	502,344
U.S. Treasury Note 4.375% 8/15/12	1,000,000	977,735
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	559,055	537,436

		9,932,988

BALANCED FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency — 5.6%

Fannie Mae 4.25% 12/21/07	$400,000	$397,931
Federal Home Loan Bank 3.55% 4/15/08	500,000	493,268
Freddie Mac 4.0% 4/28/09	240,000	235,100
Federal Home Loan Bank 4.16% 12/08/09	400,000	390,925
Federal Home Loan Bank 4.6% 10/15/10	1,000,000	980,536
Fannie Mae 5.5% 1/18/12	1,000,000	998,548
Fannie Mae 4.625% 10/15/14	2,000,000	1,911,688

		5,407,996

Total U.S. Treasury and Government Agency (Cost $15,505,495)		15,340,984

SHORT-TERM SECURITIES — 15.0%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)	1,514,334	1,514,334
Federal Home Loan Bank Discount Note 5.3% 9/26/07(b)	$8,000,000	7,903,008
U.S. Treasury Bill 4.8% 9/27/07(b)	5,000,000	4,943,570

Total Short-Term Securities (Cost $14,358,066)		14,360,912

Total Investments in Securities (Cost $85,394,623)		93,445,718
Other Assets Less Other Liabilities — 2.6%		2,458,374

Net Assets — 100%		$95,904,092

Net Asset Value Per Share		$12.23

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities June 30, 2007 (Unaudited)

	Principal amount	Value

MUNICIPAL BONDS — 93.3%

Alaska — 1.0%
University of Alaska, University Revenue, Series J, FSA Insured,
5.0%, 10/01/17	$500,000	$506,955

Illinois — 4.3%
Cook County, General Obligation, Refunding, Series A, 5.0%, 11/15/16	1,000,000	1,024,730
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity, 6.75%, 4/15/12	185,000	198,627
Illinois State, General Obligation, FGIC Insured, 5.0%, 3/01/19	500,000	511,925
Illinois State, Sales Tax Revenue, Series Z, 5.0%, 6/15/19	500,000	513,480

		2,248,762
Minnesota — 0.1%
Minnesota State Housing Financial Agency, Single Family Mortgage,
Series D, 6.0%, 1/01/16	45,000	45,342

Missouri — 1.4%
Joplin, Industrial Development Authority, Revenue, Series A,
Catholic Health Initiatives, 5.125%, 12/01/15	750,000	759,848

Nebraska — 76.9%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured, 5.3%, 12/15/18	700,000	708,176
Blair, Water System Revenue, Bond Anticipation Notes, Series A,
AMT, 4.5%, 6/15/12	500,000	491,925
Douglas County, Educational Facility Revenue, Series A, Creighton
University Project, FGIC Insured, 3.5%, 9/01/12	255,000	248,701
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	250,000	255,208
Quality Living Inc. Project, 4.7%, 10/01/17	255,000	257,782
Douglas County, Hospital Authority #2, Revenue,
Lakeside Village Project, 5.125%, 12/15/22	500,000	509,645
Nebraska Medical Center Project, 5.0%, 11/15/14	380,000	394,698
Nebraska Medical Center Project, 5.0% 11/15/15	295,000	306,228
Douglas County, Millard School District #17, Refunding,
FSA Insured, 4.0%, 11/15/13	500,000	500,055
MBIA Insured, 4.3%, 11/15/14	500,000	502,935
4.75%, 6/15/17	490,000	490,319
Douglas County, Ralston Public School District #54, FSA Insured,
5.125%, 12/15/21	500,000	518,680
5.2%, 12/15/26	500,000	516,830
Douglas County, Sanitary & Improvement District #206,
Eldorado/Farmington, 5.75%, 12/01/14	195,000	195,193

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 76.9% (continued)
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s Henry
Doorly Zoo Project,
4.2%, 9/01/16	$600,000	$586,386
4.75%, 9/01/17	200,000	202,888
Gage County, Hospital Authority #1, Revenue, Beatrice Community
Hospital & Health Project, 5.35%, 5/01/19	500,000	505,245
Grand Island, Electric Revenue, MBIA Insured,
5.0%, 8/15/14	500,000	518,665
5.125%, 8/15/16	500,000	520,950
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC
Insured, 4.1%, 9/01/14	480,000	481,200
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured,
3.3%, 4/01/13	870,000	829,867
3.45%, 4/01/14	650,000	621,816
Hastings, Electric System Revenue, Refunding, FSA Insured, 5.0%, 1/01/19	750,000	771,832
Lancaster County, Hospital Authority #1, Revenue, Bryan LGH Medical
Center, Series A-1, AMBAC Insured, 3.75%, 6/01/31
(Auction Rated Security)	1,475,000	1,475,000
Lincoln, Airport Authority Revenue, Refunding, 5.2%, 7/01/19	200,000	202,586
Lincoln, Electric System Revenue, Refunding,
5.0%, 9/01/10	500,000	516,690
5.0%, 9/01/18	1,000,000	1,058,990
Lincoln, General Obligation, Highway Allocation Fund, 4.0%, 5/15/23	1,000,000	938,040
Lincoln, Parking Revenue, Refunding, Series A, 5.375%, 8/15/14	250,000	256,985
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured, 5.0%, 6/15/16	885,000	928,161
Lincoln, Water Revenue, 5.0%, 8/15/22	800,000	825,488
NEBHELP, Inc., Revenue, Series A-5A, AMT, 6.2%, 6/01/13	440,000	453,833
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project, 5.05%, 12/01/23	500,000	508,770
Nebraska Wesleyan University Project, Radian Insured,
5.15%, 4/01/22	1,000,000	1,024,120
York College Project, 6.0%, 4/01/21	500,000	511,755
Nebraska Educational Telecommunications Commission, Revenue,
DTV Project, 6.0%, 2/01/10	600,000	622,014
Nebraska Investment Financial Authority, Revenue, Series A, Drinking
Water State Revolving Fund, 5.15%, 1/01/16	200,000	202,424
Nebraska Investment Financial Authority,
Health Facility Revenue, Childrens Healthcare Services,
5.5%, 8/15/17, Pre-Refunded 2/15/08 @ 102	500,000	515,060
Health Facility Revenue, Childrens Hospital Obligated Group,
Refunding, Series A, 3.75%, 8/15/32 (Auction Rated Security)	1,000,000	1,000,000
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured, 5.0%, 11/15/14	250,000	257,538
Hospital Revenue, Great Plains Regional Medical Center Project,
Radian Insured, 5.45%, 11/15/17	455,000	461,156

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 76.9% (continued)
Nebraska Investment Financial Authority, Single Family Housing
Revenue, Series C, AMT,
4.05%, 3/01/12	$285,000	$282,059
4.05%, 9/01/12	340,000	335,923
4.125%, 3/01/13	375,000	370,669
Nebraska Public Power District, Revenue, Series A,
3.75%, 1/01/08	950,000	950,000
5.0%, 1/01/17, Pre-Refunded 1/01/09 @ 101	1,000,000	1,026,110
5.125%, 1/01/18, Pre-Refunded 1/01/09 @ 101	425,000	436,866
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured,
4.25%, 7/15/15	405,000	410,200
5.0%, 7/15/16	200,000	213,468
4.0%, 7/15/17	200,000	196,248
Nebraska Utilities Corp., Revenue, University of Nebraska Lincoln
Project, 5.25%, 1/01/19	750,000	783,270
Omaha, Douglas County, General Obligation, Public Building
Commission, 5.1%, 5/01/20	750,000	775,328
Omaha, General Obligation, Refunding, 4.5%, 12/15/17	250,000	255,255
Omaha, Public Facilities Corp., Lease Revenue, Series C, Rosenblatt
Stadium Project,
3.9%, 10/15/17	235,000	227,311
3.95%, 10/15/18	240,000	231,701
Omaha Public Power District, Electric Revenue,
Series A, 4.3%, 2/01/12, Pre-Refunded 2/01/10 @ 100	500,000	504,535
Series A, 5.0%, 2/01/17, Pre-Refunded 2/01/10 @ 100	400,000	410,452
Series A, Escrowed to Maturity, 7.625%, 2/01/12	495,000	537,481
Series A, 4.25%, 2/01/18	900,000	895,338
Series C, 5.5%, 2/01/14	280,000	299,116
Omaha, Sanitary Sewer Revenue, MBIA Insured,
4.0%, 11/15/12	520,000	521,056
4.0%, 11/15/14	250,000	249,405
Papillion, General Obligation, Bond Anticipation Notes, Series A,
3.7%, 6/01/09	700,000	695,135
Platte County, Hospital Authority #1, Revenue, Columbus Community
Hospital Project, Radian Insured, 5.9%, 5/01/15	250,000	262,330
Public Power Generation Agency, Revenue, Whelan Energy Center
Unit 2, Series A, AMBAC Insured, 5.0%, 1/01/18	750,000	793,012
Saline County, Hospital Authority #1, Revenue, Bryan LGH Medical
Center, Refunding, Series B, 3.65%, 6/01/31 (Auction Rated Security)	500,000	500,000
Sarpy County, General Obligation, Sanitary & Improvement District #111,
Stoneybrook, 5.9%, 3/15/13	300,000	300,297
Sarpy County, General Obligation, Sanitary & Improvement District #112,
Leawood Oaks III, 6.2%, 2/15/14	105,000	105,127

NEBRASKA TAX-FREE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Nebraska — 76.9% (continued)
Scottsbluff County, Hospital Authority #1, Revenue, Regional
West Medical Center, 6.375%, 12/15/08	$75,000	$75,102
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21	1,000,000	1,010,300
Bond Anticipation Notes, 4.0%, 12/15/08	1,000,000	1,001,530
University of Nebraska, Facilities Corp., Lease Rental Revenue,
UNMC Sorell Center Project, 4.0%, 4/15/11	1,000,000	1,002,750
University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, 4.6%, 7/01/17	570,000	577,575
Refunding, Lincoln Parking Project, 4.0%, 6/01/17	1,070,000	1,046,974
York County, Rural Public Power District, Electric System Revenue,
Refunding, FSA Insured, 5.0%, 1/01/13	260,000	260,169

		40,235,926
Puerto Rico — 5.1%
Commonwealth,
Refunding, Series B4, FSA Insured, 3.65%, 7/01/28
(Auction Rated Security)	1,625,000	1,625,000
General Obligation, Refunding, FGIC Insured, 5.5%, 7/01/11	990,000	1,047,083

		2,672,083
Texas — 1.6%
San Antonio, Electric & Gas Revenue,
Refunding, Series A, 5.0%, 2/01/18	500,000	509,695
Series A, 5.25%, 2/01/14	320,000	329,542

		839,237
Washington — 2.9%
Vancouver, Water & Sewer Revenue, Refunding, MBIA Insured,
4.75%, 6/01/16	500,000	503,710
Washington State, General Obligation, Variable Purpose, Series B,
5.0%, 1/01/19	1,000,000	1,013,590

		1,517,300

Total Municipal Bonds (Cost $48,440,117)		48,825,453

SHORT-TERM SECURITIES — 5.7%

Wells Fargo Advantage Tax-Free Money Market Fund 3.6%(a)
(Cost $2,965,423)	2,965,423	2,965,423

Total Investments in Securities (Cost $51,405,540)		51,790,876
Other Assets Less Other Liabilities — 1.0%		531,258

Net Assets — 100.0%		$52,322,134

Net Asset Value Per Share		$9.90

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities
June 30, 2007
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 5.5%

Wells Fargo & Co. 4.125% 3/10/08	$1,500,000	$1,485,829
Liberty Media Corp. 7.875% 7/15/09	500,000	521,149
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	361,872
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	938,136
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	950,645
Harrah’s Operating Co., Inc. 5.375% 12/15/13	750,000	636,456
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,427,229

Total Corporate Bonds (Cost $6,559,600)		6,321,316

MORTGAGE-BACKED SECURITIES — 36.1%(b)

Chase Mortgage Finance Corporation — 0.4%

Chase MTG 2004-S1 CL A6 — 4.5% 2019 (4.4 years)	492,654	471,093

Federal Home Loan Mortgage Corporation — 21.1%

2498 CL PD — 5.5% 2016 (0.6 years)	904,560	904,320
3125 CL A — 5.125% 2013 (0.8 years)	1,112,043	1,107,726
2878 CL TB — 5.5% 2024 (1.5 years)	2,000,000	1,997,748
2765 CL JN — 4.0% 2019 (1.7 years)	2,127,086	2,080,554
2665 CL WY — 4.5% 2027 (2.3 years)	4,000,000	3,910,574
2548 CL HB — 4.5% 2010 (2.4 years)	4,250,000	4,163,230
2743 CL HC — 4.5% 2015 (2.7 years)	3,000,000	2,930,093
2921 CL A — 5.5% 2018 (2.8 years)	1,862,735	1,857,176
2831 CL AB — 5.0% 2018 (3.2 years)	1,639,457	1,613,762
2999 CL NB — 4.5% 2017 (4.1 years)	4,000,000	3,854,386

		24,419,569

Federal National Mortgage Association — 14.6%

2003-87 CL JA — 4.25% 2033 (0.8 years)	353,797	349,828
2003-81 CL NX — 3.5% 2013 (0.9 years)	1,149,668	1,131,105
2003-87 CL TE — 4.0% 2013 (0.9 years)	2,000,000	1,979,999
2002-74 CL TC — 5.0% 2015 (1.0 years)	448,255	445,803
2003-20 CL QC — 5.0% 2027 (1.7 years)	1,020,059	1,009,299
2003-113 CL PC — 4.0% 2015 (2.3 years)	1,010,000	981,357
2002-74 CL TD — 5.0% 2015 (2.6 years)	4,000,000	3,946,386
2004-81 CL KC — 4.5% 2017 (3.1 years)	3,000,000	2,913,597
2003-43 CL EX — 4.5% 2017 (3.3 years)	949,055	918,668

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal National Mortgage Association — 14.6% (continued)

2006-78 CL AV — 6.5% 2017 (4.8 years)	$2,226,702	$2,282,849
2003-27 CL DW — 4.5% 2017 (4.8 years)	1,000,000	953,853

		16,912,744

Total Mortgage-Backed Securities (Cost $42,404,024)		41,803,406

MORTGAGE PASS-THROUGH SECURITIES — 4.3%(b)

Federal National Mortgage Association — 3.9%

254863 — 4.0% 2013 (2.5 years)	671,237	646,371
255291 — 4.5% 2014 (2.7 years)	872,543	847,834
251787 — 6.5% 2018 (3.9 years)	44,271	45,384
254907 — 5.0% 2018 (4.2 years)	1,469,401	1,425,710
357985 — 4.5% 2020 (5.0 years)	1,662,949	1,579,212

		4,544,511

Federal Home Loan Mortgage Corporation — 0.4%

1386 — 5.0% 2018 (4.1 years)	470,414	456,394

Total Mortgage Pass-Through Securities (Cost $5,135,255)		5,000,905

TAXABLE MUNICIPAL BONDS — 2.7%

Topeka, Kansas 4.5% 8/15/09	1,135,000	1,120,813
Stratford, Connecticut 6.55% 2/15/13	500,000	521,090
University of California 4.85% 5/15/13	990,000	953,271
King County, Washington 8.12% 12/01/16	500,000	515,615

Total Taxable Municipal Bonds (Cost $3,145,846)		3,110,789

U.S. TREASURY AND GOVERNMENT AGENCY — 48.4%

U.S. Treasury — 30.8%

U.S. Treasury Note 4.125% 8/15/08	2,000,000	1,981,720
U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,851,565
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,889,141
U.S. Treasury Note 3.625% 7/15/09	3,000,000	2,927,346
U.S. Treasury Note 4.0% 3/15/10	10,000,000	9,780,470
U.S. Treasury Note 5.0% 8/15/11	1,500,000	1,507,032
U.S. Treasury Note 4.375% 8/15/12	5,000,000	4,888,675

SHORT-INTERMEDIATE INCOME FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

U.S. Treasury — 30.8% (continued)

U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	$2,236,220	$2,149,743
U.S. Treasury Note 4.25% 8/15/14	5,000,000	4,784,380

		35,760,072

Government Agency — 17.6%

Fannie Mae 4.25% 12/21/07	2,000,000	1,989,656
Federal Home Loan Bank 3.55% 4/15/08	3,095,000	3,053,332
Fannie Mae 4.08% 6/06/08	4,000,000	3,955,552
Freddie Mac 4.0% 4/28/09	240,000	235,100
Freddie Mac 3.25% 7/09/09	1,000,000	963,700
Federal Home Loan Bank 4.16% 12/08/09	1,500,000	1,465,968
Fannie Mae 4.125% 4/28/10	2,000,000	1,945,390
Freddie Mac 4.125% 6/16/10	1,000,000	971,541
Freddie Mac 5.5% 9/15/11	1,000,000	1,009,931
Fannie Mae 4.375% 7/17/13	2,000,000	1,895,858
Freddie Mac 5.0% 11/13/14	3,000,000	2,935,908

		20,421,936

Total U.S. Treasury and Government Agency (Cost $57,344,930)		56,182,008

COMMON STOCKS — 0.8%

Newcastle Investment Corp.	20,000	501,400
Redwood Trust, Inc.	10,000	483,800

Total Common Stocks (Cost $1,003,165)		985,200

CONVERTIBLE PREFERRED STOCKS — 0.7%

Six Flags, Inc. 7.25% 8/15/09 (Cost $814,492)	35,000	838,250

SHORT-TERM SECURITIES — 1.5%

Wells Fargo Advantage Government Money Market Fund 5.3%(a) (Cost $1,767,344)	1,767,344	1,767,344

Total Investments in Securities (Cost $118,174,656)		116,009,218
Other Liabilities In Excess of Other Assets — 0.0%		(37,263)

Net Assets — 100%		$115,971,955

Net Asset Value Per Share		$11.31

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

GOVERNMENT MONEY MARKET FUND
Schedule of Investments in Securities
June 30, 2007
(Unaudited)

	Principal amount or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 76.5%†

U.S. Treasury — 29.3%

U.S. Treasury Bill 4.8% 9/27/07	$10,000,000	$9,886,211
U.S. Treasury Bill 4.8% 10/04/07	15,000,000	14,813,958

		24,700,169

Government Agency — 47.2%

Federal Home Loan Bank Discount Note 5.3% 7/05/07	10,000,000	9,994,311
Federal Farm Credit Banks Discount Note 5.2% 8/13/07	15,000,000	14,908,267
Federal Home Loan Bank Discount Note 5.3% 8/31/07	15,000,000	14,869,612

		39,772,190

Total U.S. Treasury and Government Agency		64,472,359

SHORT-TERM SECURITIES — 23.6%

Wells Fargo Advantage 100% Treasury Money Market Fund 4.4%(a)	4,419,610	4,419,610
Milestone Treasury Obligations Portfolio 4.9%(a)	15,412,273	15,412,273

Total Short-Term Securities		19,831,883

Total Investments in Securities (Cost $84,304,242)		84,304,242
Other Liabilities in Excess of Other Assets — (0.1%)		(56,594)

Net Assets — 100%		$84,247,648

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2007.

Note to Schedules of Investments (Unaudited):

Valuation of Investments

Weitz Equity, Balanced, Nebraska Tax-Free Income and Short-Intermediate Income Funds

Investments are carried at value determined using the following valuation methods:

•        Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•        Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•        Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•        The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•        The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•        The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Nebraska Tax-Free Income, Short-Intermediate Income and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III and Balanced Funds is $2,327,034,098, $1,538,426,019, $327,041,820, $270,023,361 and $85,399,231, respectively.

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Nebraska Tax-Free Income	Short Intermediate Income
Appreciation	$761,440,456	$512,991,481	$71,646,433	$79,464,055	$8,991,620	$666,370	$129,661
Depreciation	(20,869,919)	(1,337,478)	(7,312,358)	(3,991,000)	(945,133)	(281,034)	(2,295,099)
Net	$740,570,537	$511,654,003	$64,334,075	$75,473,055	$8,046,487	$385,336	$(2,165,438)

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at June 30, 2007, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III
Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300	$—	$—
CBRE Realty Finance, Inc.	6/02/05	20,250,000	—	6,750,000	—
Continental Resources	1/28/87	—	—	—	43,750
Intelligent Systems Corp.	12/03/91	—	—	—	1,934,546
Lynch Interactive Corp.	9/09/96	—	—	2,620,390	—
Total cost of illiquid and/or restricted securities		$20,744,900	$300,300	$9,370,390	$1,978,296
Value		$16,051,500	$0	$8,842,875	$3,594,996
Percent of net assets		0.5%	0.0%	2.3%	1.1%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value
Name of Issuer	Number of Shares Held March 31, 2007	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2007	Value June 30, 2007	Dividend Income	Realized Gains/(Losses)
Redwood Trust, Inc.	2,345,000	110,000	—	2,455,000	118,772,900	1,841,250	—

Partners Value
Name of Issuer	Number of Shares Held March 31, 2007	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2007	Value June 30, 2007	Dividend Income	Realized Gains/(Losses)
Daily Journal Corp.	116,000	—	—	116,000	$4,602,880	$—	$—

Partners III
Name of Issuer	Number of Shares Held March 31, 2007	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2007	Value June 30, 2007	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.	883,999	—	—	883,999	$3,314,996	$—	$—

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

____________________________________________________________________________________________

By:	/s/ Wallace R. Weitz

                Wallace R. Weitz

                President (Principal Executive Officer)

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll

                Kenneth R. Stoll

                Principal Financial Officer

Date:	August 8, 2007